DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Summary Of Changes In Fair Value Of The Company's Level 3 Financial Liabilities
Debt Derivative Liabilities
Balance, December 31, 2019	$8,836,514
Change in derivative liabilities from conversion of notes payable	(1,144,290)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,762)
Change in fair value of derivative liabilities at end of period – derivative expense	(1,140,323)
Balance, December 31, 2020	$5,265,139
Change in derivative liabilities from new notes payable	1,902,897
Change in derivative liabilities from payoff of notes payable	(6,662,027)
Change in fair value of derivative liabilities at end of period – derivative expense	3,536,901
Balance, December 31, 2021	$4,042,910